UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Mathes Company, Inc.
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Address:   230 Park Avenue
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           New York, NY  10169
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Form 13F File Number:  028-12290

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Mathes
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Title:     Vice President
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Phone:     (917) 368-4900
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Signature, Place, and Date of Signing:

       /s/ Richard Mathes                  New York, NY           3/13/08
       ------------------------   ------------------------------  -------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
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Form 13F Information Table Entry Total:        117
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Form 13F Information Table Value Total:        $118,540
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name
     1             028-12293                   Sorrell M. Mathes
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         Column 1                       Column 2      Column 3   Column 4  Column 5          Column 6   Column 7     Column 8

                                                                Value    Shrs or  SH/  PUT/  Investment Other    Voting Authority
      Name of Issuer                Title of Class    Cusip    (x$1000)  Prn Amt  PRN  CALL  Discretion Managers  Sole  Shared  None


      ABBOTT LABS                         COM        002824100   1,139   20,285    SH        SOLE                20,285

      ACTIVISION INC NEW                COM NEW      004930202     208    7,000    SH        SOLE                 7,000

      ADOBE SYS INC                       COM        00724F101     486   11,370    SH        SOLE                11,370

      ALLEGHENY TECHNOLOGIES INC          COM        01741R102     389    4,500    SH        SOLE                 4,500

      ALLERGAN INC                        COM        018490102   1,050   16,350    SH        SOLE                16,350

      ALLIANT TECHSYSTEMS INC             COM        018804104   1,231   10,823    SH        SOLE                10,823

      AMAZON COM INC                      COM        023135106   2,467   26,625    SH        SOLE                26,625

      AMEREN CORP                         COM        023608102     206    3,800    SH        SOLE                 3,800

      APPLE INC                           COM        037833100   2,801   14,145    SH        SOLE                14,145

      APPLIED MATLS INC                   COM        038222105     233   13,100    SH        SOLE                13,100

      BANK OF NEW YORK MELLON CORP        COM        064058100     428    8,773    SH        SOLE                 8,773

      BERKSHIRE HATHAWAY INC DEL          CL B       084670207   1,094      231    SH        SOLE                   231

      BOEING CO                           COM        097023105   1,375   15,725    SH        SOLE                15,725

      BP PLC                         SPONSORED ADR   055622104     522    7,128    SH        SOLE                 7,128

      BROADCOM CORP                       CL A       111320107     284   10,850    SH        SOLE                10,850

      BURLINGTON NORTHN SANTA FE C        COM        12189T104   1,201   14,425    SH        SOLE                14,425

      CARNIVAL CORP                    PAIRED CTF    143658300     802   18,025    SH        SOLE                18,025

      CATERPILLAR INC DEL                 COM        149123101   1,344   18,525    SH        SOLE                18,525

      CELGENE CORP                        COM        151020104   1,024   22,160    SH        SOLE                22,160

      CHEESECAKE FACTORY INC              COM        163072101     801   33,784    SH        SOLE                33,784

      CHEVRON CORP NEW                    COM        166764100   1,894   20,295    SH        SOLE                20,295

      CHINA MOBILE LIMITED           SPONSORED ADR   16941M109     599    6,900    SH        SOLE                 6,900

      CHIPOTLE MEXICAN GRILL INC          CL A       169656105     441    3,000    SH        SOLE                 3,000

      CHUBB CORP                          COM        171232101     959   17,575    SH        SOLE                17,575

      CISCO SYS INC                       COM        17275R102   1,786   65,964    SH        SOLE                65,964

      CLEVELAND CLIFFS INC                COM        185896107     318    3,155    SH        SOLE                 3,155

      COCA COLA CO                        COM        191216100     225    3,660    SH        SOLE                 3,660

      COGNIZANT TECHNOLOGY SOLUTIO        CL A       192446102     720   21,200    SH        SOLE                21,200

      COMPANHIA VALE DO RIO DOCE     SPONSORED ADR   204412209     565   17,300    SH        SOLE                17,300

      CONOCOPHILLIPS                      COM        20825C104   1,722   19,500    SH        SOLE                19,500

      CONSOLIDATED EDISON INC             COM        209115104     399    8,175    SH        SOLE                 8,175

      CORNING INC                         COM        219350105     976   40,665    SH        SOLE                40,665

      COSTCO WHSL CORP NEW                COM        22160K105     621    8,900    SH        SOLE                 8,900

      CREE INC                            COM        225447101     674   24,550    SH        SOLE                24,550

      CROCS INC                           COM        227046109     785   21,330    SH        SOLE                21,330

      CSX CORP                            COM        126408103   1,572   35,743    SH        SOLE                35,743

      CTRIP COM INTL LTD                  ADR        22943F100   2,348   40,850    SH        SOLE                40,850

      CYPRESS SEMICONDUCTOR CORP          COM        232806109     436   12,100    SH        SOLE                12,100

      DEERE & CO                          COM        244199105   2,382   25,585    SH        SOLE                25,585

      DISNEY WALT CO                   COM DISNEY    254687106     794   24,600    SH        SOLE                24,600

      EBAY INC                            COM        278642103   1,172   35,326    SH        SOLE                35,326

      ELECTRONIC ARTS INC                 COM        285512109   2,005   34,325    SH        SOLE                34,325

      EMERSON ELEC CO                     COM        291011104   1,551   27,375    SH        SOLE                27,375

      ENBRIDGE ENERGY PARTNERS L P        COM        29250R106     566   11,200    SH        SOLE                11,200

      ENCANA CORP                         COM        292505104     532    7,825    SH        SOLE                 7,825

      EVERGREEN SOLAR INC                 COM        30033R108     181   10,500    SH        SOLE                10,500

      EVERGREEN UTLS & HIGH INCM F        COM        30034Q109     378   13,500    SH        SOLE                13,500

      EXXON MOBIL CORP                    COM        30231G102   3,850   41,091    SH        SOLE                41,091

      FEDEX CORP                          COM        31428X106   1,001   11,225    SH        SOLE                11,225

      GABELLI GLB GLD NAT RES & IN   COM SHS BN INT  36244N109     915   31,350    SH        SOLE                31,350

      GENENTECH INC                     COM NEW      368710406     352    5,250    SH        SOLE                 5,250

      GENERAL ELECTRIC CO                 COM        369604103   2,383   64,273    SH        SOLE                64,273

      GENERAL MLS INC                     COM        370334104   1,198   21,025    SH        SOLE                21,025

      GENZYME CORP                        COM        372917104     536    7,200    SH        SOLE                 7,200

      GILEAD SCIENCES INC                 COM        375558103   1,205   26,200    SH        SOLE                26,200

      GOOGLE INC                          CL A       38259P508   5,123    7,409    SH        SOLE                 7,409

      HARLEY DAVIDSON INC                 COM        412822108   1,145   24,513    SH        SOLE                24,513

      HDFC BANK LTD                  ADR REPS 3 SHS  40415F101   1,813   13,900    SH        SOLE                13,900

      HERSHEY CO                          COM        427866108     227    5,774    SH        SOLE                 5,774

      HESS CORP                           COM        42809H107   2,500   24,790    SH        SOLE                24,790

      HEWLETT PACKARD CO                  COM        428236103   1,251   24,780    SH        SOLE                24,780

      ILLINOIS TOOL WKS INC               COM        452308109     707   13,200    SH        SOLE                13,200

      INGERSOLL-RAND COMPANY LTD          CL A       G4776G101     813   17,500    SH        SOLE                17,500

      INTEL CORP                          COM        458140100   1,250   46,900    SH        SOLE                46,900

      ISHARES INC                     MSCI BRAZIL    464286400     282    3,500    SH        SOLE                 3,500

      ISHARES INC                    MSCI MALAYSIA   464286830     222   17,400    SH        SOLE                17,400

      ISHARES INC                     MSCI TAIWAN    464286731     150   10,000    SH        SOLE                10,000

      JOHNSON & JOHNSON                   COM        478160104   3,280   49,170    SH        SOLE                49,170

      JUNIPER NETWORKS INC                COM        48203R104     710   21,375    SH        SOLE                21,375

      KIMCO REALTY CORP                   COM        49446R109   1,052   28,900    SH        SOLE                28,900

      KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER  494550106     300    5,550    SH        SOLE                 5,550

      L-3 COMMUNICATIONS HLDGS INC        COM        502424104   1,281   12,088    SH        SOLE                12,088

      MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP  559080106     369    8,500    SH        SOLE                 8,500

      MICROCHIP TECHNOLOGY INC            COM        595017104     245    7,787    SH        SOLE                 7,787

      MICROSOFT CORP                      COM        594918104   2,968   83,360    SH        SOLE                83,360

      MURPHY OIL CORP                     COM        626717102     976   11,500    SH        SOLE                11,500

      NASDAQ STOCK MARKET INC             COM        631103108   1,174   23,730    SH        SOLE                23,730

      NEWS CORP                           CL B       65248E203     232   10,900    SH        SOLE                10,900

      NOKIA CORP                     SPONSORED ADR   654902204     695   18,092    SH        SOLE                18,092

      NORDIC AMERICAN TANKER SHIPP        COM        G65773106     394   12,000    SH        SOLE                12,000

      NORTHERN TR CORP                    COM        665859104     704    9,188    SH        SOLE                 9,188

      NORTHROP GRUMMAN CORP               COM        666807102     328    4,170    SH        SOLE                 4,170

      NYSE EURONEXT                       COM        629491101     983   11,200    SH        SOLE                11,200

      OCEANEERING INTL INC                COM        675232102   1,158   17,200    SH        SOLE                17,200

      OGE ENERGY CORP                     COM        670837103     902   24,850    SH        SOLE                24,850

      ONEOK PARTNERS LP              UNIT LTD PARTN  68268N103     368    6,000    SH        SOLE                 6,000

      ORACLE CORP                         COM        68389X105   1,355   60,020    SH        SOLE                60,020

      PAN AMERICAN SILVER CORP            COM        697900108     779   22,300    SH        SOLE                22,300

      PEPSICO INC                         COM        713448108   1,334   17,575    SH        SOLE                17,575

      POTASH CORP SASK INC                COM        73755L107     446    3,100    SH        SOLE                 3,100

      PROCTER & GAMBLE CO                 COM        742718109   1,578   21,491    SH        SOLE                21,491

      QUALCOMM INC                        COM        747525103   1,091   27,725    SH        SOLE                27,725

      RAYTHEON CO                       COM NEW      755111507   1,284   21,150    SH        SOLE                21,150

      RESEARCH IN MOTION LTD              COM        760975102     612    5,400    SH        SOLE                 5,400

      RF MICRODEVICES INC                 COM        749941100      80   14,000    SH        SOLE                14,000

      SALESFORCE COM INC                  COM        79466L302   1,222   19,500    SH        SOLE                19,500

      SCANA CORP NEW                      COM        80589M102     358    8,500    SH        SOLE                 8,500

      SCHLUMBERGER LTD                    COM        806857108   2,796   28,425    SH        SOLE                28,425

      SCRIPPS E W CO OHIO                 CL A       811054204     531   11,800    SH        SOLE                11,800

      SIRIUS SATELLITE RADIO INC          COM        82966U103      36   12,000    SH        SOLE                12,000

      SMITH INTL INC                      COM        832110100   1,477   20,000    SH        SOLE                20,000

      SOUTHERN COPPER CORP                COM        84265V105   1,343   12,775    SH        SOLE                12,775

      SPX CORP                            COM        784635104     247    2,400    SH        SOLE                 2,400

      STATE STR CORP                      COM        857477103     633    7,800    SH        SOLE                 7,800

      SVB FINL GROUP                      COM        78486Q101     306    6,081    SH        SOLE                 6,081

      TEEKAY CORPORATION                  COM        Y8564W103     926   17,400    SH        SOLE                17,400

      TEREX CORP NEW                      COM        880779103     584    8,900    SH        SOLE                 8,900

      TEXAS INSTRS INC                    COM        882508104     721   21,600    SH        SOLE                21,600

      TIME WARNER INC                     COM        887317105     560   33,925    SH        SOLE                33,925

      TRANSOCEAN INC                      ORD        G90078109   1,301    9,087    SH        SOLE                 9,087

      TRIUMPH GROUP INC NEW               COM        896818101   1,075   13,050    SH        SOLE                13,050

      UNILEVER PLC                    SPON ADR NEW   904767704   1,096   29,300    SH        SOLE                29,300

      UNION PAC CORP                      COM        907818108     578    4,600    SH        SOLE                 4,600

      UNITED PARCEL SERVICE INC           CL B       911312106     882   12,475    SH        SOLE                12,475

      UNITED TECHNOLOGIES CORP            COM        913017109   1,241   16,215    SH        SOLE                16,215

      WELLS FARGO & CO NEW                COM        949746101     468   15,500    SH        SOLE                15,500

      YAHOO INC                           COM        984332106     872   37,495    SH        SOLE                37,495

total        117                                               118,540






Note: Issues can be omitted if less than 10,000 shares AND value less than $200,000.00